REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost:
Real estate property cost, beginning	$ 208,850	$ 239,499
Additions	20,681	3,088
Disposals	(2,238)
Reclassification - Property held for sale		(33,737)
Real estate property cost, ending	227,293	208,850
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning	27,741	27,150
Depreciation and impairment charge for the year	7,498	4,757
Reclassification - Property held for sale		(4,166)
Real estate property accumulated depreciation and impairment, ending	35,239	27,741
Real estate property, net:
Real estate property, net	192,054	181,109	$ 212,349
Impairment loss	247
Land [Member]
Cost:
Real estate property cost, beginning	26,315	33,874
Additions
Disposals
Reclassification - Property held for sale		(7,559)
Real estate property cost, ending	26,315	26,315
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning
Depreciation and impairment charge for the year
Reclassification - Property held for sale
Real estate property accumulated depreciation and impairment, ending
Real estate property, net:
Real estate property, net	26,315	26,315
Building [Member]
Cost:
Real estate property cost, beginning	165,586	190,830
Additions	615	934
Disposals
Reclassification - Property held for sale		(26,178)
Real estate property cost, ending	166,201	165,586
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning	24,918	25,136
Depreciation and impairment charge for the year	3,221	3,948
Reclassification - Property held for sale		(4,166)
Real estate property accumulated depreciation and impairment, ending	28,139	24,918
Real estate property, net:
Real estate property, net	138,062	140,668
Condominium Units [Member]
Cost:
Real estate property cost, beginning	21,586	21,413
Additions	374	173
Disposals	(2,238)
Reclassification - Property held for sale
Real estate property cost, ending	19,722	21,586
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning	2,898	2,506
Depreciation and impairment charge for the year	725	392
Reclassification - Property held for sale
Real estate property accumulated depreciation and impairment, ending	3,623	2,898
Real estate property, net:
Real estate property, net	16,099	18,688
Impairment loss	247
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(4,637)	(6,618)
Additions	19,692	1,981
Disposals
Reclassification - Property held for sale
Real estate property cost, ending	15,055	(4,637)
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning	(75)	(492)
Depreciation and impairment charge for the year	3,552	417
Reclassification - Property held for sale
Real estate property accumulated depreciation and impairment, ending	3,477	(75)
Real estate property, net:
Real estate property, net	$ 11,578	$ (4,562)